Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment

in CHF thousands	Lab equipment	Office equipment	IT hardware	Right-of-use assets	Leasehold improvements	Total
2024
Cost
At January 1, 2024	9,740	723	1,311	9,616	633	22,023
Additions	356	145	204	—	—	705
Disposals	(94)	(104)	(67)	—	—	(265)
At December 31, 2024	10,002	764	1,448	9,616	633	22,463
Accumulated depreciation
At January 1, 2024	(8,068)	(700)	(1,125)	(6,015)	(434)	(16,342)
Depreciation charge for the year	(684)	(49)	(184)	(1,200)	(70)	(2,188)
Disposals	94	104	67	—	—	265
At December 31, 2024	(8,658)	(645)	(1,242)	(7,215)	(504)	(18,265)
Carrying amount at December 31, 2024	1,344	119	206	2,401	128	4,198
The right-of-use assets relate to the facilities the Group is leasing in Schlieren, Switzerland.

in CHF thousands	Lab equipment	Office equipment	IT hardware	Right-of-use assets	Leasehold improvements	Total
2023
Cost
At January 1, 2023	9,646	731	1,315	9,616	624	21,932
Additions	397	6	163	—	9	575
Disposals	(303)	(14)	(167)	—	—	(484)
At December 31, 2023	9,740	723	1,311	9,616	633	22,023
Accumulated depreciation
At January 1, 2023	(7,660)	(687)	(1,172)	(4,815)	(364)	(14,697)
Depreciation charge for the year	(711)	(27)	(120)	(1,200)	(70)	(2,128)
Disposals	303	14	167	—	—	484
At December 31, 2023	(8,068)	(700)	(1,125)	(6,015)	(434)	(16,342)
Carrying amount at December 31, 2023	1,672	23	186	3,601	199	5,681